Business Transfer Agreement with Wockhardt Limited (Details Textual) - Wockhardt Limited [Member] ₨ in Millions		12 Months Ended
	Feb. 12, 2020 INR (₨) Brand Employees	Mar. 31, 2021 INR (₨)
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Consideration on acquisition date	₨ 18,500	₨ 16,115
Number of brands | Brand	62
Business combination contingent consideration payable		420
Gratuity payable		70
Compensation absence liability		75
Number of employees engaged in operations of the acquired Business Undertaking | Employees	2,051
Goodwill recognized as of acquisition date		530
Revenue of acquiree since acquisition date		3,887
Selling general and administrative expenses [member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		60
Level 3 of fair value hierarchy [member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Business combination contingent consideration payable		₨ 561
Major business combination [member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Consideration on acquisition date	₨ 18,500
Business combination payment of consideration	14,830
Acquisition date consideration payable for working capital adjustments and other statutory dues	670
Business combination contingent consideration payable	₨ 3,000
Number of times and the product of excess of minimum threshold revenue of the acquiree	2
Major business combination [member] | Bottom of range [member] | Scenario Forecast One [Member]
Disclosure of Business Transfer Agreement with Wockhardt Limited [Line Items]
Estimated revenue from sales of the acquiree post business combination	₨ 4,800